Current and long-term debt - 2021 AVIC lease financing (Details) $ in Thousands	2 Months Ended
	Mar. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)	Oct. 31, 2023 USD ($)	Jul. 31, 2023	Jan. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Apr. 30, 2021 USD ($) vessel	Feb. 28, 2021 USD ($) vessel
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 1,588,290				$ 1,436,224
Purchase option fees			$ 1,700		$ 1,200
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		1,617,439				1,948,592
2021 AVIC Lease Financing
Disclosure of detailed information about borrowings [line items]
Borrowings, bareboat charter term	9 years
Lease deposit, percent of borrowing amount							1.00%
Lease deposit, aggregate amount							$ 1,000
Net debt to capitalization ratio	0.70
Consolidated tangible net worth	$ 650,000
Borrowings, restrictive covenant, minimum aggregate fair market value of vessels provided as collateral on or before the third anniversary of delivery, percent							115.00%
Borrowings, restrictive covenant, minimum aggregate fair market value of vessels provided as collateral after third anniversary of delivery, percent							120.00%
Deposits held by lessor		1,000				1,000
Purchase option fees		1,200				1,200
2021 AVIC Lease Financing | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 77,567				$ 83,662
2021 AVIC Lease Financing | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis				3.45%
STI Memphis and STI Soho | 2021 AVIC Lease Financing
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel								2
STI Memphis and STI Soho | 2021 AVIC Lease Financing | Vessels
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 44,200
STI Lombard and STI Osceola | 2021 AVIC Lease Financing | Vessels
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel							2
Borrowings							$ 53,100